                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      KAYNE ANDERSON CAPITAL ADVISORS, L.P.
Address:   1800 AVENUE OF THE STARS
           SECOND FLOOR
           LOS ANGELES, CA 90067

Form 13F File Number: 28-5066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard A. Kayne
Title:     President of the General Partner

Phone:     (310) 556-2721

Signature, Place, and Date of Signing:

       Richard A. Kayne       Los Angeles, California       July 31, 2002

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                     KAYNE ANDERSON CAPITAL ADVISORS, L.P.
                             Form 13F SUMMARY PAGE

                                             (thousands)
Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:             25

Form 13F Information Table Value Total:       $138,930

List of Other Included Managers:

NONE
as of 06/30/02

                      KAYNE ANDERSON CAPITAL ADVISORS, L.P.
                           FORM 13F INFORMATION TABLE


          COLUMN 1               COLUMN 2     COLUMN 3 COLUMN 4         COLUMN 5          COLUMN 6  COLUMN 7          COLUMN 8
----------------------------  -------------- --------- -------- ----------------------- ----------- -------- -----------------------
                                  TITLE                 VALUE   SHARES or          PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
       NAME OF ISSUER            OF CLASS      CUSIP   (X 1000)  PRN AMT    SH/PRN CALL  DISCRETION MANAGERS    SOLE     SHARED NONE
----------------------------  -------------- --------- -------- ----------- ------ ---- ----------- -------- ----------- ------ ----
ACM Income Fund Inc                COM       000912105 $    340     42,600    SH         Sole                    42,600
Anworth Mortgage Asset Cp          COM       037347101 $    464     33,200    SH         Sole                    33,200
Big Dog Hldgs Inc                  COM       089128102 $    251     75,334    SH         Sole                    75,334
Cannondale Corp                    COM       137798104 $    474    199,283    SH         Sole                   199,283
Center Tr Inc                      COM       151845104 $     99     14,000    SH         Sole                    14,000
Enterprise Prods Partners L        COM       293792107 $    746     45,900    SH         Sole                    45,900
FBR Asset Invt Corp                COM       30241E303 $  1,334     40,000    SH         Sole                    40,000
Glacier Water Svcs Inc             COM       376395109 $ 14,003  1,068,943    SH         Sole                 1,068,943
Glenborough Rlty Tr Inc       PFD CV SER A%  37803P204 $    887     40,400    SH         Sole                    40,400
Harken Energy Corp               COM NEW     412552309 $     15     38,328    SH         Sole                    38,328
Hugoton Rty Tr Tex             UNIT BEN INT  444717102 $    602     56,800    SH         Sole                    56,800
Kaneb Services LLC                 COM       484173109 $  1,911     95,566    SH         Sole                    95,566
Lincoln Natl Conv Secs Fd In       COM       534183108 $    220     16,600    SH         Sole                    16,600
Meridian Resource Corp             COM       58977Q109 $  3,594    966,139    SH         Sole                   966,139
MFS Charter Income Tr           SH BEN INT   552727109 $    115     13,500    SH         Sole                    13,500
MFS Govt Mkts Income Tr         SH BEN INT   552939100 $    399     59,100    SH         Sole                    59,100
One Liberty Pptys Inc              COM       682406103 $    447     30,000    SH         Sole                    30,000
PacificHealth Laboratories I       COM       695113100 $     52     11,100    SH         Sole                    11,100
Plains All Amern Pipeline L   UNIT LTD PARTN 726503105 $  3,789    146,900    SH         Sole                   146,900
Plains Res Inc                COM PAR $0.10  726540503 $ 49,183  1,838,631    SH         Sole                 1,838,631
F A O Inc                          COM       302405105 $ 55,690  7,004,898    SH         Sole                 7,004,898
Sports Club Inc                    COM       84917P100 $  1,984    793,628    SH         Sole                   793,628
Valero L P                    COM UT LTD PRT 91913W104 $    507     13,900    SH         Sole                    13,900
Williams Energy Partners L P  COM UNIT RP LP 969491109 $  1,812     54,100    SH         Sole                    54,100
Worldcom Inc GA New           WRLDCOM GP COM 98157D106 $     12     15,000    SH         Sole                    15,000
                                                       --------
                                                       $138,930
                                                       ========